Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022
Operating revenues:
Loss of hire insurance recoveries	$ 1,424		$ 2,335
Other income	891	$ 171	973		$ 180
Total revenues	73,824	63,959	145,004		129,155
Operating expenses:
Vessel operating expenses	25,287	23,024	44,730		43,085
Voyage expenses and commission	159		4,855
Depreciation	28,107	26,059	55,836		51,996
Impairment	49,649		49,649
General and administrative expenses	1,838	1,428	3,488		3,126
Total operating expenses	105,040	50,511	158,558		98,207
Operating income (loss)	(31,216)	13,448	(13,554)		30,948
Finance income (expense):
Interest income	861	59	1,544		61
Interest expense	(18,107)	(8,301)	(35,476)		(15,026)
Other finance expense	(112)	(103)	(184)		(312)
Realized and unrealized gain (loss) on derivative instruments	8,124	5,116	5,814		21,473
Net gain (loss) on foreign currency transactions	109	(165)	(27)		(98)
Total finance expense	(9,125)	(3,394)	(28,329)		6,098
Income (loss) before income taxes	(40,341)	10,054	(41,883)		37,046
Income tax benefit (expense)	(49)	(166)	196		(378)
Net income (loss)	(40,390)	9,888	(41,687)	[1]	36,668	[1]
Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
General Partner's interest in net income (loss)	(777)	150	(832)		610
Limited Partners' interest in net income (loss)	$ (41,313)	$ 8,038	$ (44,255)		$ 32,658
Earnings per unit (Basic):
General Partner unit (diluted)	$ (1.21)	$ 0.23	$ (1.30)		$ 0.95
Earnings per unit (Diluted):
General Partner unit (diluted)	(1.21)	0.23	(1.30)		0.95
Common unit
Earnings per unit (Basic):
Common unit (basic)	(1.21)	0.23	(1.30)		0.95
Earnings per unit (Diluted):
Common unit (diluted)	$ (1.21)	0.23	$ (1.30)		0.94
Class B unit
Earnings per unit (Basic):
Common unit (basic)		0.19			0.87
Earnings per unit (Diluted):
Common unit (diluted)		$ 0.19			$ 0.87
Time charter and bareboat revenues
Operating revenues:
Revenue from contract with customers	$ 69,924	$ 63,788	$ 132,857		$ 128,975
Voyage revenues
Operating revenues:
Revenue from contract with customers	$ 1,585		$ 8,839

[1]	Included in net income is interest paid amounting to $33.9 million and $13.3 million for the six months ended June 30, 2023 and 2022, respectively.